NOTE 8. STOCK BASED COMPENSATION (Quarterly Report)	9 Months Ended
Sep. 30, 2013
Quarterly Report
NOTE 8. STOCK BASED COMPENSATION

8. STOCK BASED COMPENSATION

During the periods ended September 30, 2013 and 2012 the Company issued stock in payment of services and debts as follows:

For the nine month period ended September 30, 2013 the Board authorized the issuance of 7,833,333 shares of common stock in payment of services amounting to $140,000. In addition 5,000,000 shares were authorized to be issued in payment of loans in the amount of $128,500, 4,500,000 shares were issued in payment of accounts payable amounting to $90,900 and 1,500,000 shares were authorized to be issued in payment of a patent in the amount of $30,000. Although authorized prior to September 30, 2013 6,600,000 of these shares were not issued until after September 30, 2013.

For the nine month period ended September 30, 2012, 14,250,000 shares of common stock and 500,000 shares of preferred stock were issued in payment of services in the amount of $403,125. In addition, 3,000,000 shares of common stock were issued in payment of accounts payable amounting to $28,500 and 1,839,000 shares of common stock plus 1,000,000 shares of preferred stock were issued in payment of deferred compensation in the amount of $151,839. In addition 3,000,000 shares of common stock were issued in payment of loans in the amount of $15,000 and 1,000,000 shares of common stock were issued in payment of accrued interest in the amount of $75,000.

Independent contractors and consultants’ expense was based on the value of services rendered or the value of the common stock issued, whichever is most reliably determined.

Stock Options and Warrants

On April 2, 2010, the Company adopted its 2010 Equity Incentive Plan, which authorized, among other forms of incentives, the issuance of stock options. Reserved for equity issuances under the 2010 Equity Incentive Plan are 50,000,000 shares of our common stock. No equity issuances have been made from the 2010 Equity Incentive Plan. Stock options, which may be tax qualified and non-qualified, are exercisable for a period of up to ten years at prices at or above market prices as established on the date of the grant.

Stock Options

Certain nonqualified stock options were issued during the nine months ending September 30, 2013 to a member of the board of directors as compensation for services performed.

	Nine Months Ended September 30,
	2013	2012
Annual Dividend	—	NA
Expected Life (in years)	5.00	NA
Risk Free Interest Rate	0.78%	NA
Expected Volatility	325.25%	NA

The Company uses the Black-Scholes option pricing model to calculate the fair value of options. Significant assumptions used in this model include:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at January 1, 2013	—
Granted	15,000,000	$0.03	4.40	$—
Exercised	—
Forfeited	(5,000,000)	$0.03
Outstanding at September 30, 2013	10,000,000	$0.03	4.40	$—

Exercisable at September 30, 2013	10,000,000	$0.03	4.40	$—

The 10,000,000 options granted for the nine months ended September 30, 2013 had a weighted average grant date fair value of $0.03.